NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in Accumulated Other Comprehensive Income (Loss) by Component during the three months ended September 30, 2015 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2015	$100,968
Foreign currency translation gain	258,430
Ending balance, September 30, 2015	$359,398

Changes in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2015 and 2014 were as follows:

Foreign
Currency
Items:
Beginning balance, June 30, 2013	$(244,589)
Foreign currency translation loss	(58,274)
Balance, June 30, 2014	(302,863)
Foreign currency translation gain	403,831
Ending balance, June 30, 2015	$100,968